Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the VIE’s subsidiary. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Accounting estimates include, but not limited to allowance for credit losses, fair value of warrants, useful lives and impairment of long-lived assets, accounting for deferred income taxes and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency translation
(d)	Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and the Company’s subsidiaries incorporated in the British Virgin Islands, the United States and Hong Kong is United States dollars (“$”), while the functional currency of the Company’s PRC subsidiaries is RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in foreign currencies other than functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive loss.

The financial statements of the Group’s non-PRC entities are translated from their respective functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income/(loss) in the consolidated statements of changes in shareholders’ equity and a component of other comprehensive income/(loss) in the consolidated statement of operations and comprehensive loss.

Convenience translation
(e)	Convenience translation

The
consolidated
financial statements are stated in Renminbi (“RMB”), the currency of the country in which the Group’s PRC subsidiary, VIE and VIE’s subsidiaries operate. Amounts in $ are presented for the convenience of the reader and are translated at the rate of $
1.00 = RMB7.1636, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 30, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized, or settled into $ at that rate, or at any other rate.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash and cash equivalents consists of cash on hand, cash in banks and cash in third-party platforms. As of June 30, 2024 and 2025, cash and cash equivalents balances were RMB2,780,907 and RMB11,351,952, respectively.

Short-term investments
(g)	Short-term investments

The Group’s short-term investments are equity investments with readily determinable fair value, except for those accounted for under the equity method and those that result in consolidation of the investee, are measured at fair value, and any changes in fair value are recognized in the consolidated statements of comprehensive (loss) income.

As of June 30, 2024 and 2025, the fair value of the Group’s investments in marketable securities was nil and RMB860,484, respectively. For the years ended June 30, 2023, 2024 and 2025, the realized loss w
as
nil, nil, and RMB58,759,
respectively,
and
the unrealized investment gains were
 nil, nil and RMB23,042,
respectively
.

Accounts receivable
(h)	Accounts receivable

Accounts receivable is stated at the original amount less allowance for credit losses.

Accounts receivable is recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. On July 1, 2023, the Group adopted ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model. The Group uses aging schedule method in the current expected credit loss model (“CECL model”) to estimate the expected credit losses. The Group’s estimation of allowance for credit losses considers factors such as historical credit losses experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, in combination with assessing receivable collectability on an individual basis, and applying current situation adjustment. The Group concludes that there is no impact over the initial adoption of CECL model, which should be treated as cumulative-effect adjustment on accumulated deficits as of July 1, 2023. Accounts receivable balances are written off after all collection efforts have been exhausted.

There was no
provision for credit losses
provided
for the years ended June 30, 2023, 2024 and 2025.

Deferred offering costs
(i)	Deferred offering costs

Deferred offering costs consist of legal, consulting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the proposed public offering. These costs, together with the underwriting discounts and commissions, will be charged to additional paid-in capital, net against the gross proceeds, upon completion of the proposed public offering. As of June 30, 2024 and 2025, the
G
r
o
u
p has recognized RMB5,350,165 and nil in deferred
offering costs
, respectively
.

Property and equipment, net
(j)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Salvage value rate is determined to 5% based on the economic value of the Property and equipment at the end of the estimated useful lives as a percentage of the original cost. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Building	20 years
Electronic equipment	3 years
Office equipment	3 years
Vehicles	5 years
Leasehold and property improvement	3-5 years

Impairment of long-lived assets
(k)	Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. There was no impairment loss for the long-lived assets for the years ended June 30, 2023, 2024 and 2025, respectively.

Fair value measurement
(l)	Fair value measurement

The Group applies a three-level valuation hierarchy for fair value measurements. This hierarchy prioritizes the inputs into three broad levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the asset or liability. Level 3 inputs are unobservable inputs based on management’s assumptions used to measure assets and liabilities at fair value. Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, short-term investments, accounts receivable, amount due from related part ies
, advance to suppliers, prepaid service fees, security deposits and others included in prepaid expenses and other current assets, short-term borrowings, accounts payable, deferred revenue, payroll payable, accrued security deposits and others included in accrued expenses and other current liabilities. For the aforementioned financial instruments included in current assets and liabilities, their carrying amount is approximate to their respective fair values because of the general short maturities.

The Group did not have any other financial instruments that were required to be measured at fair value on a recurring basis as of June 30, 2024 and 2025 except for short-term investments.

Leases
(m)	Leases

The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses for lease payments on a straight-line basis over the lease term. The Group's lease agreements do not contain any material residual value guarantees or restricted covenants.

Operating lease right-of-use of assets

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. The Group’s lease payments included in the measurement of the lease liability only comprises fixed lease payments.

Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments.

Revenue recognition
(n)	Revenue recognition

The Group’s revenues are mainly generated from packaged tour service, customized chartered bus service, and customized shuttle services.

The Group recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by value added tax. A description of the principal revenue generating activities of Group is as follows:

Packaged tour service

The Group offers packaged tour service to customers inclusive of services like chartered bus service, itinerary route schedule, sightseeing tour guidance, accommodation arrangement, etc., which can cater to different budgets and preferences. The whole packaged tour service is determined as a single performance obligation with a fixed total consideration as the customers benefit from such a series of integrated travel resources, which are also not separately identifiable within the context of contracts. The Group recognizes revenue over the period of the tours because the customers simultaneously receive and consume the benefits provided by the Group as they complete the performance obligation.

The Group usually required all the consideration in advance from the individual customers and certain advance payment from corporate customers and individual customers, (for most corporate customers, usually 30%~50% of total payment is required before service, and the remaining payment would be usually paid within 15 to 30 days after the service is completed). Refund is allowed if the service remains uncompleted or the customer is dissatisfied with the service due to the Group’s reasons. Specific refund requirements shall be implemented in accordance with the cancellation and modification rules agreed in the contract. For the years ended June 30, 2023, 2024, and 2025, the refund amount was RMB4,400, RMB29,600, and RMB4,100, respectively.

The Group does not offer any warranty services to customers.

Customized chartered bus service

The Group contracts with customers to provide customized chartered bus service to support a more flexible and less preplanned group travel demand which ranges from one day to several months. The Group establishes enforceable right and obligations upon the receipt of each ride order placed by the customers. Each order is regarded as a contract with explicit route and fixed consideration. The Group identifies only one performance obligation to provide service and recognizes revenue from chartered bus service over the service period of the order.

The Group usually required advance payment from customers (for individual customer, usually 70%~100% of total payment is required before service, and the remaining payment would be usually paid within 15 days after the service is completed; for enterprise customer, usually 50% of total payment is required before service, and the remaining payment would be usually paid within 15 days after the service is completed ). Refund is allowed if the service remains uncompleted or the customer is dissatisfied with the service due to the Group’s reasons. Specific refund requirements shall be implemented in accordance with the cancellation and modification rules agreed in the contract. For the years ended June 30, 2023, 2024, and 2025, there were no refund amounts respectively.

The Group does not offer any warranty services to customers.

Commute shuttle service

The Group contracts with customers to provide customized commute shuttle service, delivering daily transportation service from predetermined departure to destination during the contract period. The Group identifies only one performance obligation in commute shuttle service which is to transport the passengers from departure to destination. The contract consideration is determined at a fixed total price or calculated by fixed unit price per route times of transportation. Revenue from service fees paid by corporate customers in commute shuttle services is recognized evenly or based on the actual bus rides reconciled with the customers regularly over the contract term, and revenue from ticket fees paid by individual passengers in commute shuttle services is recognized at a point in time when each ride is completed.

The Group does not offer any warranty services to customers.

Others

The Group also provides platform (“Webus Travel mini program”) users with cross-city ride-hailing service under relevant regulations in the PRC. The Group determines it only has one performance obligation to provide the ride-hailing service and recognizes revenue at a point in time upon completion of the ride-hailing service.

The Group does not offer any warranty services to customers.

Principal versus agent considerations

The Group sign contracts with independent tour operators and fleet operators to provide packaged tour services, customized charted bus service, and commute shuttle service. The Group evaluates the presentation of revenue on a gross versus net basis based on whether it controls the service provided to the customers and is the principal in the transaction.

The Group considers itself a principal and recognizes revenue on a gross basis as it controls the services through the following key considerations:

•
The Group reserves the right to assign the routes to the fleet operators for transportation services and directs the selected vendors to provide tour services on the Group’s behalf, and is responsible for accepting or rejecting the contracts or orders without involvement of fleet and tour operators in this process. The Group assumes responsibility for receiving and resolving the complaints over the quality of the service.

•	The Group has discretion in setting up the price. The fleet and tour operators are entitled to a fixed fee irrespective of the consideration the Group collects from the customers.

•	The Group bears the entire credit risk as the Group pays the consideration due to the operators irrespective of whether the customers have paid the service consideration to the Group.

The following table disaggregates the Group’s revenue for the years ended June 30, 2023, 2024 and 2025:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
By revenue type
Packaged tour service	81,038,722	33,391,854	32,039,060
Domestic	73,181,985	10,006,080	6,606,828
Oversea	7,856,737	23,385,774	25,432,232
Customized chartered bus service	63,654,231	10,730,641	3,022,802
Domestic	56,895,187	898,028	336,678
Oversea	6,759,044	9,832,613	2,686,124
Commute shuttle service	9,507,054	1,853,926	531,193
Domestic	9,507,054	1,853,926	531,193
Others	25,999	-	-
Domestic	25,999	-	-
Total	154,226,006	45,976,421	35,593,055

Contract balances

The Group classifies its right to consideration in exchange for service transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred services to the customer before payment is received or is due. As of June 30,
2024, and 2025, the Group did
not record
any
contract assets.

The contract liability represents the billings or cash received for services in advance of revenue recognition which is presented as deferred revenue on the consolidated balance sheets
and is recognized as revenue when all of the Group’s revenue recognition criteria are met. The Group’s deferred revenue amounted to RMB
2,621,402 and RMB1,687,317 as of June 30, 2024 and 2025, respectively. Revenue of RMB2,001,748, RMB722,943 and RMB2,565,432
was recognized from the deferred revenue balance
s
at the beginning of the
year
for the years ended June 30, 2023, 2024, and 2025, respectively.

Cost of revenues
(o)	Cost of revenues

Cost of packaged tour service primarily consists of the procurement cost of hotel rooms, meals and other local services such as sightseeing costs for packages, entrance fees to museums and attractions and local transportation costs. Cost of customized chartered bus service, commute shuttle service and other revenues includes costs directly related to delivering transportation services, which include payments to fleet operators for vehicle rental fees and petrol costs, and other miscellaneous expenses for operation.

Selling and marketing expenses
(p)	Selling and marketing expenses

Selling and marketing expenses mainly consist of staff cost, depreciation expenses, advertising fees, share-based compensation expenses, rent fees, entertainment fees etc.

General and administrative expenses
(q)	General and administrative expenses

General and administrative expenses mainly consist of professional service fees, staff cost, depreciation expenses, share-based compensation expenses, rent fees, office fees etc.

Research and development expenses
(r)	Research and development expenses
Research and development expenses consist primarily of staff cost, share-based compensation expenses and technology service fees, etc.
Government subsidy
(s)	Government subsidy

The Group receives subsidy from certain local governments. The government subsidy is recorded as other income when received with no further conditions to be met. For the years ended June 30, 2023, 2024 and 2025, the Group recognized government subsidy of RMB2,373,500, RMB4,378,769 and RMB1,936,083 included
in other income, net, respectively,
on the consolidated statements of operations and comprehensive loss, which were received in cash with all the required conditions complied.

Share-based compensation
(t)	Share-based compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All of the Group’s grants of share-based awards were classified as equity awards and are recognized in the financial statements based on their grant date fair values.

The Group has elected to recognize compensation expense using the straight-line method for all awards granted with graded vesting based on service conditions. The Group has also elected to account for forfeitures as they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. The Group, with the assistance of an independent third-party valuation specialist, determined the fair value of the stock options granted.

When the award is cancelled without the concurrent grant of a replacement award, the cancellation should be treated as a settlement for no consideration and all remaining unrecognized compensation cost should be accelerated.

Income taxes
(u)	Income taxes

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. In the United States, the Internal Revenue Service generally has the authority to examine federal income tax filings for three years from the date of filing, with an extended six-year statute of limitations in cases where a substantial understatement of income occurs, defined as an omission exceeding 25% of reported income.

Commitments and contingencies
(v)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency when
it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Loss per share
(w)	Loss per share

In accordance with ASC 260, Earnings per Share, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the calculation of diluted net loss per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested restricted shares, ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. The effect mentioned above is not included in the calculation of the diluted loss per share when inclusion of such effect would be anti-dilutive.

Segment reporting
(x)	Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Group adopted this ASU commencing July 1, 2024 and the adoption of the ASU does not have a material effect on its consolidated financial statements.

Based on the criteria established by ASC 280, the Group’s CODM has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The CODM considers year-over-year fluctuations and budget-to-actual variances of these consolidated results when assessing performance and making Operating decisions. The Group manages assets on a consolidated basis as reported on the consolidated balance sheets.

The Group’s CODM uses consolidated net loss as the measures of segment profit or loss. Significant segment expenses are consistent with those reported on the consolidated statements of operations and
comprehensive loss and include cost of revenues, sales and marketing expenses, general and administrative expenses
,
and research and development expenses. For significant segment expenses incurred during the years ended June 30, 2023, 2024, and 2025, refer to Consolidated Statements of
Operations and
Comprehensive Loss.

Warrants
(y)	Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent annually period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter.

Recent accounting pronouncements
(z)	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In November 2024,
FASB
issued
ASU
2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) which requires detailed disclosures in the notes to financial statements disaggregating specific expense categories and certain other disclosures to provide enhanced transparency into the nature and function of expenses. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The requirements should be applied on a prospective basis while retrospective application is permitted. The Group is currently evaluating the impact of the adoption of this guidance.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the
c
ompany for the year ending March 31, 2028. Early adoption is permitted. The Group is evaluating the impact of the adoption of this guidance.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets,” which provides guidance for entities that apply the practical expedient and accounting policy election, if applicable, when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a business combination accounted for under Topic 805. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of this guidance.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial statements.